Notes Payable - Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Notes Payable to Related Parties [Table Text Block]

The table below reflects Notes payable due to related parties at March 31, 2013 and December 31, 2012, respectively:

	March 31,	December 31,
	2013	2012
The $95,000 Haddix Note	$-	$95,000
The $14,000 Jackie Chretien Note	-	14,000
Notes payable, bearing interest at 5.00% per annum. Principal and unpaid interest is due on January 1, 2014.	$105,415	105,415
The $250,000 Shealy Note	150,000	250,000
Total notes payable - related party	$255,415	$464,415
Less current portion	(255,415)	(95,000)
Long-term portion of notes payable-related party	$-	$369,415

Notes payable due to related parties consist of the following:

	December 31, 2012	December 31, 2011
The $199,537 Dr. Love Note	$-	$$157,292
The $95,000 Haddix Note	95,000	-
Notes payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on January 1, 2014	105,415	105,415
The $14,000 Jackie Chretien Note	14,000	-
The $250,000 Shealy Note	250,000	-
Total notes payable - related party	$464,415	$262,707
Less current portion	(95,000)	-
Long-term portion of notes payable-related party	$369,415	$262,707

Schedule of Maturities of Notes Payable Related Party [Table Text Block]	Future minimum principal payments of these notes payable as described in this Note 8 are as follows:
For the Twelve Months Ended March 31,	Amount
2014	$255,415
Total	$255,415
Future minimum principal payments of these notes payable as described in this Note 8 - Related Parties are as follows:
For the Twelve Months Ended	December 31,
2013	$95,000
2014	369,415
Total	$464,415